PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2013
PROPERTY, PLANT AND EQUIPMENT [Abstract]
Schedule Of Property, Plant And Equipment

Property, plant and equipment, consist of the following:

	At December 31,
	2012	2013
	$	$

Buildings	24,236,755	62,472,729
Plant and machinery	133,014,758	144,361,757
Furniture, fixtures and equipment	10,524,286	14,117,389
Motor vehicles	1,617,620	1,665,289

	169,393,419	222,617,164
Less: Accumulated depreciation	(69,220,427)	(88,912,568)

	100,172,992	133,704,596
Construction in process	105,533,732	89,919,590

Property, plant and equipment, net	205,706,724	223,624,186